Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Jun. 08, 2018
Document Effective Date	Jun. 11, 2018
Prospectus Date	Jun. 11, 2018
PNC INTERNATIONAL EQUITY FUND | Class R6
Prospectus:
Trading Symbol	PEIRX
PNC MULTI-FACTOR SMALL CAP CORE FUND | Class R6
Prospectus:
Trading Symbol	PSORX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | Class R6
Prospectus:
Trading Symbol	PSWRX